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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03-31-10
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

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
   Name:         Radcliffe Capital Management, L.P. (formerly R.G. Capital Management, L.P., file no. 28-10367)
                 ----------------------------------------------------------------------------------------------
   Address:      50 Monument Road, Suite 300
                 ----------------------------------------------------------------------------------------------
                 Bala Cynwyd, PA 19004
                 ----------------------------------------------------------------------------------------------

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Form 13F File Number: 28-10367
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Maria R. McGarry
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   610-617-5900
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Maria R. McGarry           Bala Cynwyd, PA     May 17, 2010
   -------------------------------    -----------------   --------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 52
                                        --------------------

Form 13F Information Table Value Total: $248,687
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

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                           FORM 13F INFORMATION TABLE

                                                VALUE x  SHARES /                  INVESTMENT  OTHER         VOTING AUTHORITY
   NAME OF ISSUER      TITLE OF CLASS   CUSIP    1000    PRN AMT   SH/PRN PUT/CALL DISCRETION MANAGERS    SOLE     SHARED   NONE
---------------------- -------------- --------- ------- ---------- ------ -------- ---------- -------- ---------- --------- ----
ADC Telecommunications
 Inc                   CONVRT BOND    000886AB7   7,401  8,647,000 PRN             SOLE                 4,572,000 4,075,000    0
ADC Telecommunications
 Inc                   CONVRT BOND    000886AE1     818  1,000,000 PRN             SOLE                         0 1,000,000    0
AirTran Holdings Inc   CONVRT BOND    00949PAB4   7,813  7,750,000 PRN             SOLE                 6,625,000 1,125,000    0
Amkor Technology Inc   CONVRT BOND    031652AX8   2,236  2,300,000 PRN             SOLE                 2,300,000         0    0
Avatar Holdings Inc    CONVRT BOND    053494AF7   4,433  4,500,000 PRN             SOLE                 4,500,000         0    0
Central European
 Distribution Corp     CONVRT BOND    153435AA0   1,791  2,000,000 PRN             SOLE                 2,000,000         0    0
Century Aluminum Co    CONVRT BOND    156431AE8   3,762  4,015,000 PRN             SOLE                 4,015,000         0    0
Charming Shoppes Inc   CONVRT BOND    161133AE3   7,608  9,750,000 PRN             SOLE                 5,667,000 4,083,000    0
Conexant Systems Inc   CONVRT BOND    207142AH3   2,499  2,500,000 PRN             SOLE                 2,500,000         0    0
Covanta Holding Corp   CONVRT BOND    22282EAA0     943  1,000,000 PRN             SOLE                 1,000,000         0    0
Earthlink Inc          CONVRT BOND    270321AA0   1,659  1,500,000 PRN             SOLE                 1,500,000         0    0
Energy Conversion
 Devices Inc           CONVRT BOND    292659AA7   1,917  3,000,000 PRN             SOLE                 1,750,000 1,250,000    0
Euronet Worldwide Inc  CONVRT BOND    298736AF6   2,819  3,000,000 PRN             SOLE                 2,000,000 1,000,000    0
Evergreen Solar Inc    CONVRT BOND    30033RAC2   8,574 16,500,000 PRN             SOLE                14,500,000 2,000,000    0
Flextronics
 International Ltd     CONVRT BOND    33938EAL1   3,053  3,074,000 PRN             SOLE                 3,074,000         0    0
Global Crossing Ltd    CONVRT BOND    37932JAA1  12,668 12,670,000 PRN             SOLE                 9,435,000 3,235,000    0
Griffon Corp           CONVRT BOND    398433AC6   2,004  2,000,000 PRN             SOLE                 2,000,000         0    0
GSI Commerce Inc       CONVRT BOND    36238GAD4   1,821  1,644,000 PRN             SOLE                 1,644,000         0    0
Hanover Compressor Co  CONVRT BOND    410768AE5   4,299  4,500,000 PRN             SOLE                 2,500,000 2,000,000    0
Iconix Brand Group Inc CONVRT BOND    451055AB3  12,514 13,388,000 PRN             SOLE                11,388,000 2,000,000    0
Jakks Pacific Inc      CONVRT BOND    47012EAB2   1,751  1,750,000 PRN             SOLE                 1,750,000         0    0
Jazz Technologies Inc  CONVRT BOND    47214EAA0   1,344  1,400,000 PRN             SOLE                   700,000   700,000    0
Kulicke & Soffa
 Industries Inc        CONVRT BOND    501242AP6   2,544  2,555,000 PRN             SOLE                 2,555,000         0    0
L-1 Identity
 Solutions Inc         CONVRT BOND    50212AAB2   9,756 10,320,000 PRN             SOLE                 7,190,000 3,130,000    0
LDK Solar Co Ltd       CONVRT BOND    50183LAB3   9,676 11,500,000 PRN             SOLE                11,500,000         0    0
Level 3
 Communications Inc    CONVRT BOND    52729NBA7   4,198  4,215,000 PRN             SOLE                 4,215,000         0    0
Level 3
 Communications Inc    CONVRT BOND    52729NBF6   2,351  2,410,000 PRN             SOLE                 2,410,000         0    0
Lucent Technologies
 Inc                   CONVRT BOND    549463AG2   6,991  7,000,000 PRN             SOLE                 7,000,000         0    0
Lucent Technologies
 Inc                   CONVRT BOND    549463AH0   7,363  8,500,000 PRN             SOLE                 5,500,000 3,000,000    0
Maxtor Corp            CONVRT BOND    577729AE6   3,505  3,000,000 PRN             SOLE                 3,000,000         0    0
Mentor Graphics Corp   CONVRT BOND    587200AD8     281    285,000 PRN             SOLE                   285,000         0    0
Mentor Graphics Corp   CONVRT BOND    587200AF3   5,154  5,313,000 PRN             SOLE                 2,656,000 2,657,000    0
MF Global Holdings Ltd CONVRT BOND    55276YAB2   6,371  5,500,000 PRN             SOLE                 5,500,000         0    0
Nash Finch Co          CONVRT BOND    631158AD4  11,239 24,950,000 PRN             SOLE                21,462,000 3,488,000    0
National Financial
 Partners Co           CONVRT BOND    63607PAA7   5,305  6,000,000 PRN             SOLE                 3,500,000 2,500,000    0

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
Newport Corp           CONVRT BOND 651824AB0         6,384  6,763,000 PRN             SOLE                 5,313,000 1,450,000  0
ON Semiconductor Corp  CONVRT BOND 682189AD7         2,565  2,000,000 PRN             SOLE                 2,000,000         0  0
Penn Virginia Corp     CONVRT BOND 707882AA4         3,082  3,250,000 PRN             SOLE                 1,750,000 1,500,000  0
Playboy Enterprises
 Inc                   CONVRT BOND 728117AB8         2,594  3,000,000 PRN             SOLE                 3,000,000         0  0
Reckson Operating
 Partnership LP        CONVRT BOND 75621LAJ3         1,504  1,500,000 PRN             SOLE                 1,500,000         0  0
Richardson
 Electronics Ltd/Uni   CONVRT BOND 763165AE7           713    711,000 PRN             SOLE                   360,000   351,000  0
SanDisk Corp           CONVRT BOND 80004CAC5         3,473  4,000,000 PRN             SOLE                 2,500,000 1,500,000  0
SAVVIS Inc             CONVRT BOND 805423AA8         9,775 10,502,000 PRN             SOLE                 5,450,000 5,052,000  0
School Specialty Inc   CONVRT BOND 807863AE5         1,725  1,728,000 PRN             SOLE                 1,728,000         0  0
Sonic Automotive Inc   CONVRT BOND 83545GAK8         5,229  5,250,000 PRN             SOLE                 5,250,000         0  0
Spartan Stores Inc     CONVRT BOND 846822AE4         2,762  3,200,000 PRN             SOLE                 1,450,000 1,750,000  0
SunPower Corp          CONVRT BOND 867652AA7         4,251  4,700,000 PRN             SOLE                 2,820,000 1,880,000  0
SunPower Corp          CONVRT BOND 867652AB5         1,738  1,750,000 PRN             SOLE                 1,750,000         0  0
Trina Solar Ltd        CONVRT BOND 89628EAA2        13,511  8,500,000 PRN             SOLE                 8,500,000         0  0
United Rentals Inc     CONVRT BOND 911365AH7         5,258  5,316,000 PRN             SOLE                 5,316,000         0  0
Wilson Greatbatch
 Technologies          CONVRT BOND 972232AB8         1,494  1,500,000 PRN             SOLE                 1,500,000         0  0
Yingli Green Energy
 Holding Co            CONVRT BOND 98584BAA1        14,169 12,750,000 PRN             SOLE                 9,750,000 3,000,000  0

Records                         52 Total Mkt Value 248,687
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